UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     04/30/2013

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $638,216
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- --------   ------ ------ ----
INTEL CORP			COM	458140100	 19,167 	877461  SH 			Sole	N/A	Sole
GANNETT CO (NYS)		COM	364730101	 17,345 	794065  SH 			Sole	N/A	Sole
PFIZER INC (NYS)		COM	717081103	 22,515 	780338  SH 			Sole	N/A	Sole
EMC CORP/MASS [NYS]		COM	268648102	 12,445 	521300  SH 			Sole	N/A	Sole
SKYWORKS SOLUTIONS INC		COM	83088M102	 11,608 	529400  SH 			Sole	N/A	Sole
BRISTOL-MYERS SQUIBB CO		COM	110122108	 23,471 	569786  SH 			Sole	N/A	Sole
CAMPBELL SOUP CO		COM	134429109	 22,235 	490953  SH 			Sole	N/A	Sole
JP MORGAN CHASE & CO		COM	46625H100	 22,538 	475000  SH 			Sole	N/A	Sole
PACCAR INC			COM	693718108	 22,939 	454258  SH 			Sole	N/A	Sole
GENERAL MILLS INC		COM	370334104	 23,701 	481096  SH 			Sole	N/A	Sole
SEAGATE TECHNOLOGY(NSM)		COM	G7945M107	 14,616 	399588  SH 			Sole	N/A	Sole
ELI LILLY & CO			COM	532457108	 22,686 	399374  SH 			Sole	N/A	Sole
EMERSON ELECTRIC CO		COM	291011104	 21,497 	385155  SH 			Sole	N/A	Sole
EXXON MOBIL CORP		COM	30231G102	 31,613 	350000  SH 			Sole	N/A	Sole
GENERAL MOTORS CO		COM	37045V100	 9,142 		328700  SH 			Sole	N/A	Sole
OWENS CORNING INC(NYS)		COM	690742101	 11,486 	291900  SH 			Sole	N/A	Sole
INGERSOLL -RAND PLC		COM	G47791101	 15,026 	274124  SH 			Sole	N/A	Sole
KODIAK OIL & GAS CORP(NYS)	COM	50015Q100	 2,735 		300000  SH 			Sole	N/A	Sole
SUNCOR ENERGY INC [TOR]		COM	867224107	 9,008 		300000  SH 			Sole	N/A	Sole
NABORS INDUSTRIES LTD (NYS)	COM	G6359F103	 4,861 		300000  SH 			Sole	N/A	Sole
SEADRILL LTD (NYS)		COM	G7945E105	 10,590 	284000  SH 			Sole	N/A	Sole
TEXTRON INC			COM	883203101	 8,326 		279786  SH 			Sole	N/A	Sole
AMERICAN AXLE & MFG HOLDINGS	COM	24061103	 3,721 		274700  SH 			Sole	N/A	Sole
KELLOGG CO			COM	487836108	 16,465 	255472  SH 			Sole	N/A	Sole
APACHE CORP			COM	37411105	 18,966 	245000  SH 			Sole	N/A	Sole
MEADWESTVACO CORP		COM	583334107	 7,682 		211539  SH 			Sole	N/A	Sole
CLOROX COMPANY (NYS)		COM	189054109	 20,007 	226594  SH 			Sole	N/A	Sole
CONOCOPHILLIPS - NYS		COM	20825C104	 13,735 	228077  SH 			Sole	N/A	Sole
ROWAN COMPANIES PLC		COM	G7665A101	 6,898 		195000  SH 			Sole	N/A	Sole
PROCTER & GAMBLE CO		COM	742718109	 14,961 	194152  SH 			Sole	N/A	Sole
UNITED RENTALS INC		COM	911363109	 10,818 	197400  SH 			Sole	N/A	Sole
DEVON ENERGY CORPORATION	COM	25179M103	 11,306 	200000  SH 			Sole	N/A	Sole
NEWFIELD EXPLORATION CO		COM	651290108	 4,443 		197928  SH 			Sole	N/A	Sole
TRIPADVISOR INC (NSM)		COM	896945201	 10,330 	197000  SH 			Sole	N/A	Sole
CME GROUP INC			COM	12572Q105	 14,593 	237689  SH 			Sole	N/A	Sole
CHEVRON CORP			COM	166764100	 15,649 	131117  SH 			Sole	N/A	Sole
ROYAL DUTCH SHELL PLC-ADR A	COM	780259206	 9,761 		150000  SH 			Sole	N/A	Sole
OCCIDENTAL PETROLEUM CORP	COM	674599105	 9,913 	 	26454  	SH 			Sole	N/A	Sole
STANLEY BLACK & DECKER INC	COM	854502101	 10,283 	127300  SH 			Sole	N/A	Sole
JOHNSON CONTROLS INC		COM	478366107	 3,425 		97700  	SH 			Sole	N/A	Sole
F5 NETWORKS INC			COM	315616102	 8,639 		96800  	SH 			Sole	N/A	Sole
SCHLUMBERGER LTD - NYS		COM	806857108	 7,812 		104000  SH 			Sole	N/A	Sole
MOSAIC CO/THE (NYS)		COM	61945C103	 6,158 		103000  SH 			Sole	N/A	Sole
MCGRAW-HILL COMPANIES INC (NYS)	COM	580645109	 5,216 		100000  SH 			Sole	N/A	Sole
NOBLE CORP [NYS]		COM	H5833N103	 3,821 		100000  SH 			Sole	N/A	Sole
GENERAL DYNAMICS CORP		COM	369550108	 6,000 		85046  	SH 			Sole	N/A	Sole
CSX CORP [NYS]			COM	126408103	 2,044 		83000  	SH 			Sole	N/A	Sole
ENSCO PLC-CL A(NYS)		COM	G3157S106	 4,804 		80000  	SH 			Sole	N/A	Sole
CIMAREX ENERGY CO		COM	171798101	 5,969 		79000  	SH 			Sole	N/A	Sole
CONCHO RESOURCES INC-NYS	COM	20605P101	 6,923 		70970  	SH 			Sole	N/A	Sole
NATIONAL OILWELL VARCO INC	COM	637071101	 3,374 		47570  	SH 			Sole	N/A	Sole
UNITED PARCEL SERVICE-CL B	COM	911312106	 4,035 		47000  	SH 			Sole	N/A	Sole
MARKET VECTORS OIL SERVICE ETF	COM	57060U191	 1,978 	 	46000  	SH 			Sole	N/A	Sole
FEDEX CORP			COM	31428X106	 3,792 		38614  	SH 			Sole	N/A	Sole
BAKER HUGHES INC		COM	57224107	 1,138 		24500  	SH 			Sole	N/A	Sole
NORFOLK SOUTHERN CORP		COM	655844108	 2,006 		26000  	SH 			Sole	N/A	Sole
CANADIAN NATL RAILWAY CO	COM	136375102	 2,001 		20000  	SH 			Sole	N/A	Sole
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